Discontinued Operations (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Dec. 26, 2010	Sep. 19, 2010	Jun. 20, 2010	Mar. 21, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Summary of financial information for the discontinued operations included in the Consolidated Statements of Operation
Restructuring charge	$ 14,100	$ 119,300										$ 119,300	$ 1,843	$ 747
Net (loss) income	(16,187)	(137,769)	(14,682)	(9,921)	(13,851)	(12,475)	(921)	(2,526)	(6,473)	(21,894)	(23,774)	(176,223)	(22,395)	(7,021)
Discontinued Operations [Member]
Summary of financial information for the discontinued operations included in the Consolidated Statements of Operation
Operating revenue	401			56,895						487	112,113	191,720	214,607	179,129
Restructuring charge												119,314
Operating (loss) income	(14,341)			(11,632)						(16,491)	(25,104)	(177,888)	(22,716)	(7,223)
Net (loss) income	(16,187)			(9,921)						(21,894)	(23,774)	(176,223)	(22,395)	(7,021)
Discontinued Operations [Member] | FSX Service [Member]
Summary of financial information for the discontinued operations included in the Consolidated Statements of Operation
Operating revenue	401			53,796						487	98,430	177,958	162,450	144,863
Restructuring charge												119,314
Operating (loss) income	(14,341)			(13,777)						(16,491)	(26,469)	(180,002)	(10,742)	(2,136)
Net (loss) income	(16,187)			(11,511)						(21,894)	(24,604)	(177,793)	(10,725)	(2,156)
Discontinued Operations [Member] | Logistics [Member]
Summary of financial information for the discontinued operations included in the Consolidated Statements of Operation
Operating revenue				3,099							13,683	13,762	52,157	34,266
Operating (loss) income				2,145							1,365	2,114	(11,974)	(5,087)
Net (loss) income				$ 1,590							$ 830	$ 1,570	$ (11,670)	$ (4,865)